SHARE CAPITAL - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,899,630	3,848,200	5,978,300
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.09	$ 3.68	$ 3.29
Number of share options exercisable in share-based payment arrangement | shares	3,374,459	2,973,100
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.74	$ 3.4
$2.00 - $2.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,366,600
Weighted average remaining contractual life of outstanding share options	2 years 2 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.14
Number of share options exercisable in share-based payment arrangement | shares	1,366,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.14
$2.00 - $2.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	2
$2.00 - $2.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.99
$3.00 - $3.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,131,900
Weighted average remaining contractual life of outstanding share options	10 months 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.45
Number of share options exercisable in share-based payment arrangement | shares	1,131,900
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.45
$3.00 - $3.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	3
$3.00 - $3.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 3.99
$5.00 - $5.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	60,000
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 5.6
Number of share options exercisable in share-based payment arrangement | shares	60,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 5.6
$5.00 - $5.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	5
$5.00 - $5.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 5.99
$6.00 - $6.99 [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,341,130
Weighted average remaining contractual life of outstanding share options	3 years 8 months 12 days
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 6.56
Number of share options exercisable in share-based payment arrangement | shares	815,959
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.67
$6.00 - $6.99 [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	6
$6.00 - $6.99 [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 6.99